Intangible Asset (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, net	$ 4,483,191		$ 4,604,359	$ 4,962,834
Remaining useful life of intangible asset			19 years
Amortization expense	$ 121,167	$ 124,071	$ 245,238